Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Series A, Convertible Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A, Convertible Preferred Stock, shares authorized	10,000,000	833,000	833,000
Series A, Convertible Preferred Stock, issued	0	0	0
Series A, Convertible Preferred Stock, outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	195,000,000	195,000,000
Common Stock, issued	354,374,865	118,649,439	26,000,000
Common Stock, outstanding	354,374,865	118,649,439	26,000,000